UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/07

Date of reporting period: 12/31/06

Item 1. Report to Stockholders.

INNOVATE. DELIVER.

High Pointe Select Value Fund
High Pointe Small Cap Equity Fund

SEMI-ANNUAL REPORT
December 31, 2006

High Pointe Funds
One North LaSalle, Suite 2001
Chicago, Illinois 60602
Shareholder Services 800.984.1099

February 7, 2007

Dear Shareholder:

I am pleased to have the opportunity to share with you my thoughts regarding the economic environment, our investment strategy and the performance of High Pointe Funds.

Economic Environment

The U.S. stock market posted strong returns during 2006 as the S&P 500 Index produced a return in excess of 15%. Energy and Raw Materials sectors once again outperformed the broad market. Although these commodity-oriented sectors performed well, it is clear that their upward momentum has been broken as oil and other commodities’ prices have declined significantly from their peaks.

The economic environment over the last few years has been characterized by stability and strong growth. Risks such as large U.S. deficits, oil supply constraints, and conflict in the Middle East have not manifested themselves in a vicious manner, at least not so far.

Economic stability has led investors to assign a lower risk rating to equities. The chart on the right plots the index of implied volatility, or perceived risk, of the S&P 500 Index. It shows that investors’ perception of equity risk is the lowest it has ever been since this implied volatility index was established in 1990.

Investors’ positive sentiment towards stocks has led to low risk premiums. In other words, investors have bid up prices of risky assets and in doing so expressed their willingness to accept lower expected returns for taking the risk associated with such investments.

Investors’ faith in stocks has been rewarded thus far because companies have continued to churn out profits at an unprecedented rate. The chart to the right shows that the profitability of U.S. corporations, as measured by net margins, is at an historic high.

Prognosticators with a bearish view of the market argue that such high profitability is unsustainable in a competitive world and that as profitability returns to normal levels it will likely take down stock values with it.

High corporate profitability is a result of extraordinary global growth resulting from technological improvements and the spread of capitalism worldwide. These phenomena have benefited capital owners (shareholders) to a greater extent than they have benefited labor (employees).

The graph to the right shows that Capital’s share of national income has grown sharply over the last few years while that of Labor has declined.

The chart above mirrors, or perhaps explains, the recent mood and power shift in Washington. Many of the newly elected representatives of the people believe that free trade unleashed by globalization and corporate greed has benefited shareholders at the expense of wage-earners. However, we feel it is our lack of giving workers proper education and training that is the cause of the problem, not free trade. As policy makers gather in Washington to discuss how to increase workers’ share of the national income, we hope they focus on the right cause. However, if they vote for protectionism, it would amount to throwing the proverbial baby with the bath water. We believe such an action would be disastrous for capital markets around the world.

Fund Performance

The performance of High Pointe Funds for fiscal year-to-date and since inception is summarized below. A discussion of our investment strategy and performance follows in the next section.

High Pointe Funds’ Investment Performance
For Periods Ending December 31, 2006
			Since
	Last Six		Inception[1]
	Months	1 Year	(Annualized)
High Pointe Select
Value Fund (HPSVX)	13.11%	13.22%	8.90%
Russell 1000 Value Index	14.72%	22.25%	14.30%
High Pointe Small Cap
Equity Fund (HPSCX)	9.25%	11.32%	11.36%
Russell 2000 Index	9.38%	18.37%	10.98%
1 Inception Date: December 28, 2004
Performance data quoted represents past performance; past performance does not guarantee future results. The principal value and return of an investment will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the initial investment. The Select Value Fund imposes a 1.00% redemption fee on shares held for less than 90 days. The Small Cap Equity Fund imposes a 2.00% redemption fee on shares held for less than 90 days. Performance does not reflect a redemption fee. Had the fee been included, returns would be lower.

Performance current to the most recent month-end may be lower or higher than the performance quoted and may be obtained by calling 800-984-1099.

Investment Strategy

High Pointe Select Value Fund

High Pointe Select Value Fund has been increasingly emphasizing beaten up large cap companies that are in sectors that have been out of favor for some time. This strategy has led us to invest recently in stocks like Alcatel-Lucent, Boston Scientific, Dell, EMC Corp, Home Depot, Microsoft, Sprint Nextel, UnitedHealth Group and Wal-Mart.

A common trait these companies share is that they used to be high growth companies at one time but recently their growth rates have slowed. In many cases, these companies have also faced short-term execution problems. As a result of these events, many investors have dumped their shares leading to depressed valuations. Our view is that, at current valuations, we are being more than adequately compensated for these companies’ lower growth rates.

It is hard to pinpoint exactly when these companies will be able to fix their short-term execution problems. However, we believe, the process has started in earnest at companies like Microsoft and EMC and as a result investors have awarded them with higher valuation over the past few months. In other cases like Dell, Sprint and Wal-Mart, execution has not improved sufficiently yet and investors have penalized these stocks accordingly.

Dell, Sprint and Wal-Mart have been some of the main culprits behind our relative underperformance during 2006. We have re-evaluated our theses on these companies and are quite convinced that their valuation relative to their long-term potential is compelling and, therefore, we have maintained our position in them.

Our current portfolio emphasizes technology, health care and consumer sectors relative to the Russell 1000 Value Index, and deemphasizes energy, materials, and utilities sectors.

High Pointe Small Cap Equity Fund

High Pointe Small Cap Equity Fund continues to look for investment opportunities in companies whose valuations, in our opinion, do not adequately reflect their quality and growth characteristics. Often these companies are major players in niche industries and enjoy significant competitive advantages.

Our portfolios have been overweighted in the Consumer Discretionary sector and underweighted in the Financials sector. Valuations in the consumer discretionary sector are relatively low because of concerns regarding a slowdown in consumer spending as the housing market cools off. On the other hand, financials (in particular, banks and REITs) are expensive in our opinion.

As usual, our portfolios have benefited in recent quarters from merger and acquisition activity. Among the acquisitions announced recently were those of American Power Conversions, Readers Digest, United Surgical Partners, and Adesa. However, the positive impact of these acquisitions has been more than offset by execution issues at companies like Plantronics, Radioshack, Carbo Ceramics, and Briggs & Stratton, and adverse macro environment for others (for example, Alpha Natural Resources and Fleetwood Enterprises). For these reasons, our Fund lagged its benchmark during 2006. We have re-examined these underperforming stocks and concluded that the decline in their prices has been greater than the decline in their fair values, according to our estimates. Hence, we have added to our positions selectively at lower prices.

Some of the new additions to the portfolio are Conseco Inc., Cooper Companies, Invitrogen, Kennametal, Nautilus Inc., Openwave Systems, Security Capital Assurance, Syneron Medical, and Walter Industries. Generally speaking these companies generate significant cash flows and sell at reasonable multiples. For some of them, a short-term piece of bad news has impacted their stock price adversely enabling us to pick them up at what we consider to be bargain prices.

Organizational Update

In October 2006, we moved our offices from suburban Chicago to downtown Chicago. The move to the financial district has led to an increased interaction with industry experts and we believe it will be beneficial in our future recruitment efforts as well.

We will be unveiling a new look to our website www.HPfunds.com in the near future. Although the look will change, the substance of our firm in terms of impeccable business standards and a differentiated, value-oriented investment style is going to stay the same.

We thank you for the trust and confidence you have placed in us.

Sincerely,
Gautam Dhingra, CFA
Portfolio Manager
CEO, High Pointe Capital Management, LLC

Must be preceded or accompanied by a prospectus.

The information provided herein represents the opinion of High Pointe Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in the report for more information on fund holdings.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index. Free cash flow is defined as earnings plus non cash charges such as depreciation and amortization minus capital expenditure.

High Pointe Funds

EXPENSE EXAMPLE - December 31, 2006 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/06 - 12/31/06).

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund per the advisory agreement. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

High Pointe Funds

EXPENSE EXAMPLE - December 31, 2006 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06*
Actual
Select Value Fund	$1,000.00	$1,131.10	$5.37
Small Cap Equity Fund	$1,000.00	$1,092.50	$6.07
Hypothetical (5% return
before expenses)
Select Value Fund	$1,000.00	$1,020.16	$5.09
Small Cap Equity Fund	$1,000.00	$1,019.41	$5.85

*
Expenses are equal to an annualized expense ratio of 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

High Pointe Funds

ALLOCATION OF PORTFOLIO ASSETS - December 31, 2006 (Unaudited)

High Pointe Select Value Fund

High Pointe Small Cap Equity Fund

High Pointe Select Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited)

Shares	COMMON STOCKS: 99.84%	Value
	Beverages: 3.91%
25,950	Molson Coors Brewing Co., Class B	$1,983,618
	Communications Equipment: 3.51%
125,450	Alcatel-Lucent - ADR	1,783,899
	Computers & Peripherals: 7.50%
82,400	Dell, Inc. (a)	2,067,416
131,900	EMC Corp. (a)	1,741,080
		3,808,496
	Consumer Finance: 3.80%
25,100	Capital One Financial Corp.	1,928,182
	Diversified Financial Services: 5.51%
50,200	Citigroup, Inc.	2,796,140
	Diversified Telecommunication Services: 3.81%
102,300	Sprint Nextel Corp.	1,932,447
	Food & Staples Retailing: 4.73%
51,950	Wal-Mart Stores, Inc.	2,399,051
	Health Care Equipment & Supplies: 4.26%
125,900	Boston Scientific Corp. (a)	2,162,962
	Health Care Providers & Services: 8.29%
46,600	Omnicare, Inc.	1,800,158
44,800	UnitedHealth Group, Inc.	2,407,104
		4,207,262
	Hotels, Restaurants & Leisure: 1.56%
24,670	Wyndham Worldwide Corp. (a)	789,933
	Industrial Conglomerates: 5.18%
86,450	Tyco International Ltd. (b)	2,628,080
	Insurance: 8.77%
37,250	American International Group, Inc.	2,669,335
24,750	XL Capital Ltd., Class A (b)	1,782,495
		4,451,830
	Internet & Catalog Retail: 3.00%
41,000	IAC/InteractiveCorp (a)	1,523,560
	Media: 6.24%
35,500	Comcast Corp., Class A (a)	1,502,715
17,010	Liberty Media Corp. - Capital, Class A (a)	1,666,640
		3,169,355

The accompanying notes are an integral part of these financial statements.

High Pointe Select Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited), Continued

Shares		Value
	Pharmaceuticals: 4.23%
46,550	Sanofi-Aventis - ADR	$2,149,214
	Software: 5.00%
84,950	Microsoft Corp.	2,536,607
	Specialty Retail: 6.75%
46,000	Home Depot, Inc.	1,847,360
53,550	Rent-A-Center, Inc. (a)	1,580,260
		3,427,620
	Thrifts & Mortgage Finance: 13.79%
62,800	Countrywide Financial Corp.	2,665,860
39,900	Fannie Mae	2,369,661
28,950	Freddie Mac	1,965,705
		7,001,226
	TOTAL COMMON STOCKS
	(Cost $46,389,738)	50,679,482

Shares	SHORT-TERM INVESTMENTS: 0.21%
106,609	Fidelity Institutional Money
	Market Portfolio	106,609
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $106,609)	106,609

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $46,496,347): 100.05%	50,786,091
	Liabilities in Excess of Other Assets: (0.05)%	(24,762)
	NET ASSETS: 100.00%	$50,761,329

ADR - American Depositary Receipt.
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited)

Shares	COMMON STOCKS: 99.63%	Value
	Aerospace & Defense: 2.62%
2,800	Esterline Technologies Corp. (a)	$112,644
	Automobiles: 2.47%
13,400	Fleetwood Enterprises, Inc. (a)	105,994
	Beverages: 2.58%
7,750	Cott Corp. (a)(b)	110,902
	Biotechnology: 2.04%
1,550	Invitrogen Corp. (a)	87,715
	Building Products: 1.99%
2,700	Simpson Manufacturing Co., Inc.	85,455
	Chemicals: 2.49%
5,550	Hercules, Inc. (a)	107,171
	Commercial Services & Supplies: 10.05%
4,950	Adesa, Inc.	137,362
2,500	Jackson Hewitt Tax Service, Inc.	84,925
2,000	United Stationers, Inc. (a)	93,380
2,800	Waste Connections, Inc. (a)	116,340
		432,007
	Communications Equipment: 2.20%
4,450	Plantronics, Inc.	94,340
	Computers & Peripherals: 5.21%
3,450	Avid Technology, Inc. (a)	128,547
2,050	Diebold, Inc.	95,530
		224,077
	Containers & Packaging: 3.19%
6,550	Crown Holdings, Inc. (a)	137,026
	Electromedical &
	Electrotherapeutic Apparatus: 2.27%
3,600	Syneron Medical Ltd. (a)(b)	97,668
	Electronic Equipment & Instruments: 5.28%
5,350	Avnet, Inc. (a)	136,585
28,000	Solectron Corp. (a)	90,160
		226,745
	Energy Equipment & Services: 2.00%
2,300	CARBO Ceramics, Inc.	85,951

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited), Continued

Shares		Value
	Food Products: 2.25%
8,750	Del Monte Foods Co.	$96,512
	Health Care Equipment & Supplies: 2.17%
2,100	Cooper Companies, Inc.	93,450
	Health Care Providers & Services: 2.11%
3,200	United Surgical Partners
	International, Inc. (a)	90,720
	Hotels, Restaurants & Leisure: 2.28%
2,550	Speedway Motorsports, Inc.	97,920
	Industrial Conglomerates: 1.86%
2,950	Walter Industries, Inc.	79,798
	Insurance: 6.74%
6,000	Conseco, Inc. (a)	119,880
1,250	RenaissanceRe Holdings Ltd. (b)	75,000
3,400	Security Capital Assurance Ltd. (b)	94,622
		289,502
	Internet Software & Services: 1.50%
7,000	Openwave Systems, Inc. (a)	64,610
	IT Services: 2.01%
2,800	MAXIMUS, Inc.	86,184
	Leisure Equipment & Products: 4.44%
6,250	Nautilus, Inc.	87,500
2,350	RC2 Corp. (a)	103,400
		190,900
	Machinery: 6.67%
3,900	Briggs & Stratton Corp.	105,105
1,850	Kennametal, Inc.	108,872
4,874	Mueller Water Products, Inc., Class B (a)	72,623
		286,600
	Media: 6.77%
6,233	Cumulus Media, Inc., Class A (a)	64,761
3,750	Entercom Communications Corp.	105,675
7,200	Reader’s Digest Association, Inc.	120,240
		290,676
	Oil, Gas & Consumable Fuels: 1.89%
5,700	Alpha Natural Resources, Inc. (a)	81,111

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund

SCHEDULE OF INVESTMENTS at December 31, 2006 (Unaudited), Continued

Shares		Value
	Real Estate: 2.21%
2,700	American Home Mortgage Investment Corp.	$94,824
	Semiconductor & Semiconductor
	Equipment: 2.29%
2,900	Cabot Microelectronics Corp. (a)	98,426
	Software: 1.99%
2,100	Fair Isaac Corp.	85,365
	Specialty Retail: 5.08%
4,700	Foot Locker, Inc.	103,071
3,900	Rent-A-Center, Inc. (a)	115,089
		218,160
	Textiles, Apparel & Luxury Goods: 2.98%
4,050	Timberland Co. (a)	127,899
	TOTAL COMMON STOCKS
	(Cost $4,237,809)	4,280,352

	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,237,809): 99.63%	4,280,352
	Other Assets in Excess of Liabilities: 0.37%	16,073
	NET ASSETS: 100.00%	$4,296,425

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

High Pointe Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2006 (Unaudited)

	High Pointe	High Pointe
	Select Value	Small Cap
	Fund	Equity Fund
ASSETS
Investments in securities, at value (identified
cost $46,496,347 and $4,237,809, respectively)	$50,786,091	$4,280,352
Cash	9,405	—
Receivables for:
Fund shares sold	5,000	148,938
Dividends and interest	17,559	1,257
Due from Advisor	—	6,011
Prepaid expenses	8,607	4,075
Total assets	50,826,662	4,440,633
LIABILITIES
Due to Custodian	—	115,649
Payables for:
Advisory fee	26,397	—
Audit fees	8,175	8,175
Fund accounting fees	7,848	6,701
Transfer agent fees and expenses	6,899	4,596
Administration fees	5,139	2,548
Custody fees	4,141	2,998
Shareholder reporting	3,034	678
Legal fees	1,773	1,768
Chief Compliance Officer fee	1,082	236
Trustee fees	636	859
Accrued other expenses	209	—
Total liabilities	65,333	144,208
NET ASSETS	$50,761,329	$4,296,425
CALCULATION OF NET ASSET
VALUE PER SHARE
Net assets applicable to shares outstanding	$50,761,329	$4,296,425
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	4,434,832	410,936
Net asset value, offering and
redemption price per share	$11.45	$10.46
COMPONENTS OF NET ASSETS
Paid-in capital	$45,605,531	$4,108,414
Undistributed net investment income	25	1,341
Accumulated net realized gain on investments	866,029	144,127
Net unrealized appreciation on investments	4,289,744	42,543
Net assets	$50,761,329	$4,296,425

The accompanying notes are an integral part of these financial statements.

High Pointe Funds

STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2006 (Unaudited)

	High Pointe	High Pointe
	Select Value	Small Cap
	Fund	Equity Fund
INVESTMENT INCOME
Income
Dividends (net of withholding taxes
of $2,531 and $0, respectively)	$263,971	$22,973
Interest	14,827	2,882
Total income	278,798	25,855
Expenses
Advisory fees (Note 3)	228,642	21,316
Administration fees (Note 3)	27,437	15,123
Fund accounting fees (Note 3)	15,918	13,564
Transfer agent fees and expenses (Note 3)	13,967	9,553
Audit fees	8,175	8,175
Custody fees (Note 3)	6,070	2,808
Legal fees	5,771	3,363
Registration fees	4,161	4,177
Trustee fees	4,036	3,145
Insurance expense	3,635	2,252
Chief Compliance Officer fee (Note 3)	3,298	420
Reports to shareholders	1,626	527
Miscellaneous	1,667	613
Total expenses	324,403	85,036
Less: advisory fee waiver
and reimbursement (Note 3)	(95,761)	(60,522)
Net expenses	228,642	24,514
Net investment income	50,156	1,341

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,161,412	244,071
Net change in unrealized
appreciation (depreciation) on investments	4,569,541	132,785
Net realized and unrealized gain on investments	5,730,953	376,856
Net Increase in Net Assets
Resulting from Operations	$5,781,109	$378,197

The accompanying notes are an integral part of these financial statements.

High Pointe Select Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	December 31,
	2006	Year Ended
	(Unaudited)	June 30, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$50,156	$142,784
Net realized gain on investments	1,161,412	963,911
Net change in unrealized appreciation
(depreciation) on investments	4,569,541	(597,815)
Net increase in net assets
resulting from operations	5,781,109	508,880
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(160,364)	(46,752)
From net realized gain on investments	(958,486)	(388,974)
Total distributions to shareholders	(1,118,850)	(435,726)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	3,820,403	33,457,553
Total increase in net assets	8,482,662	33,530,707
NET ASSETS
Beginning of period	42,278,667	8,747,960
End of period	$50,761,329	$42,278,667
Accumulated net investment income	$25	$110,233

(a) A summary of share transactions is as follows:

	Six Months Ended
	December 31, 2006			Year Ended
	(Unaudited)			June 30, 2006
	Shares	Paid-in Capital		Shares	Paid-in Capital
Shares sold	376,601	$4,090,417		3,446,910	$35,734,424
Shares issued on
reinvestments of
distributions	90,463	1,033,993		39,112	402,853
Shares redeemed*	(118,997)	(1,304,007)		(255,731)	(2,679,724)
Net increase	348,066	$3,820,403		3,230,291	$33,457,553
* Net of redemption
fees of		$0	#		$—

# Amount is less than $1.00.

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	December 31,
	2006	Year Ended
	(Unaudited)	June 30, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$1,341	$(14,443)
Net realized gain on investments	244,071	574,715
Net change in unrealized
depreciation on investments	132,785	(229,910)
Net increase in net assets
resulting from operations	378,197	330,362
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(486,780)	(208,753)
Total distributions to shareholders	(486,780)	(208,753)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	161,592	1,348,753
Total increase (decrease) in net assets	53,009	1,470,362
NET ASSETS
Beginning of period	4,243,416	2,773,054
End of period	$4,296,425	$4,243,416
Accumulated net investment income	$1,341	$—

(a) A summary of share transactions is as follows:

	Six Months Ended
	December 31, 2006			Year Ended
	(Unaudited)			June 30, 2006
	Shares	Paid-in Capital		Shares	Paid-in Capital
Shares sold	3,001	$31,545		134,908	$1,475,666
Shares issued on
reinvestments of
distributions	45,270	471,260		19,957	208,753
Shares redeemed*	(31,563)	(341,213)		(29,948)	(335,666)
Net increase	16,708	$161,592		124,917	$1,348,753
* Net of redemption
fees of		$0	#		$503

# Amount is less than $1.00.

The accompanying notes are an integral part of these financial statements.

High Pointe Select Value Fund

FINANCIAL HIGHLIGHTS - For a share outstanding throughout each period

	Six Months
	Ended			December 28
	December 31,			2004*
	2006		Year Ended	through
	(Unaudited)		June 30, 2006	June 30, 2005
Net asset value, beginning of period	$10.35		$10.21	$10.00
Income from investment operations:
Net investment income	0.01	^	0.05 ^	0.02	^
Net realized and unrealized
gain on investments	1.35		0.23	0.19
Total from investment operations	1.36		0.28	0.21
Less distributions:
From net investment income	(0.04)		(0.01)	—
From net realized
gain on investments	(0.22)		(0.13)	—
Total distributions	(0.26)		(0.14)	—
Redemption fees retained	0.00	#^	—	0.00	#^
Net asset value, end of period	$11.45		$10.35	10.21
Total return	13.11	%‡	2.75%	2.10	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$50,761		$42,279	$8,748
Ratio of expenses
to average net assets:
Before expense reimbursement	1.42	%†	1.63%	3.51	%†
After expense reimbursement	1.00	%†	1.00%	1.00	%†
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(0.20	)%†	(0.13)%	(2.03	)%†
After expense reimbursement	0.22	%†	0.50%	0.48	%†
Portfolio turnover rate	22.50	%‡	58.93%	28.19	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

High Pointe Small Cap Equity Fund

FINANCIAL HIGHLIGHTS - For a share outstanding throughout each period

	Six Months
	Ended			December 28
	December 31,			2004*
	2006		Year Ended	through
	(Unaudited)		June 30, 2006	June 30, 2005
Net asset value, beginning of period	$10.76		$10.30	$10.00
Income from investment operations:
Net investment income (loss)	0.00	#^	(0.04)^	(0.02	)^
Net realized and unrealized
gain on investments	0.99		1.09	0.29
Total from investment operations	0.99		1.05	0.27
Less distributions:
From net realized
gain on investments	(1.29)		(0.59)	—
Total distributions	(1.29)		(0.59)	—
Redemption fees retained	0.00	#^	0.00 #^	0.03	^
Net asset value, end of period	$10.46		$10.76	10.30
Total return	9.25	%‡	10.31%	3.00	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$4,296		$4,243	$2,773
Ratio of expenses
to average net assets:
Before expense reimbursement	3.99	%†	4.14%	9.83	%†
After expense reimbursement	1.15	%†	1.15%	1.15	%†
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	(2.77	)%†	(3.35)%	(9.05	)%†
After expense reimbursement	0.07	%†	(0.36)%	(0.37	)%†
Portfolio turnover rate	27.07	%‡	118.67%	65.41	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2006 (Unaudited)

NOTE 1 – ORGANIZATION

High Pointe Funds are a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The accompanying financial statements include the High Pointe Select Value Fund (“Select Value Fund”) and the High Pointe Small Cap Equity Fund (“Small Cap Equity Fund”) (each a “Fund” and collectively the “Funds”).

The investment objective of the Select Value Fund is to seek long-term capital appreciation by investing mainly in medium and large-capitalization companies whose stocks are considered by High Pointe Capital Management, LLC (the “Advisor”) to be undervalued.

The investment objective of the Small Cap Equity Fund is to seek long-term capital appreciation by normally investing in 30 - 50 small cap equity securities diversified across a minimum of 10 industries.

Both Funds began operations on December 28, 2004.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2006, Continued

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Redemption Fees: The Select Value Fund charges a 1% redemption fee to shareholders who redeem shares held for less than 90 days, while the Small Cap Equity Fund charges a 2% redemption fee to shareholders who redeem shares held for less than 90 days. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G.
New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2006, Continued

course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value (NAV) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3  –  INVESTMENT ADVISORY FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2006, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1% based upon the average daily net assets of each Fund. For the six months ended December 31, 2006, the Select Value Fund and the Small Cap Equity Fund incurred $228,642 and $21,316, respectively in advisory fees.

The Funds are responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets of the Select Value Fund and 1.15% of average daily net assets of the Small Cap Equity Fund. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2006, Continued

Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended December 31, 2006, the Advisor reduced its fees and absorbed Fund expenses in the amount of $95,761 for the Select Value Fund and $60,522 for the Small Cap Equity Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2008	2009	2010	Total
Select Value Fund	$75,247	$180,296	$95,761	$351,304
Small Cap Equity Fund	$73,985	$119,705	$60,522	$254,212

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For the six months ended December 31, 2006, the Select Value Fund and the Small Cap Equity Fund incurred $27,437 and $15,123, respectively, in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. For the six months ended December 31, 2006, the Select Value Fund incurred $15,918 in fund accounting fees and $8,993 in transfer agent fees. For the six months ended December 31, 2006, the Small Cap Equity Fund incurred $13,564 in fund accounting fees and $8,918 in transfer agent fees. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds’ custodian. For the six months ended December 31, 2006, the Select Value Fund and Small Cap Equity Fund incurred $6,070 and $2,808 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the six months ended December 31, 2006, the Select Value Fund and the Small Cap Equity Fund were allocated $3,298 and $420, respectively, of the Chief Compliance Officer fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2006, the cost of purchases, excluding short-term securities, for the Select Value Fund and Small Cap Equity Fund were

High Pointe Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2006, Continued

$13,051,526 and $1,121,036, respectively. The proceeds from sales of securities, excluding short-term securities, for the Select Value Fund and Small Cap Equity Fund were $10,119,578 and $1,359,570, respectively.

NOTE 5 – LINE OF CREDIT

The Select Value Fund and Small Cap Equity Fund have a line of credit in the amount of $10,000,000 and $1,275,000, respectively. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank, N.A. During the six months ended December 31, 2006, the Funds did not draw upon the line of credit.

NOTE 6 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The distributions paid by the Funds during the six months ended December 31, 2006 and the year ended June 30, 2006 were characterized as follows:

	Select Value Fund		Small Cap Equity Fund
	12/31/06	6/30/06	12/31/06	6/30/06
Ordinary income	$894,618	$435,726	$398,778	$208,753
Long-term capital gains	224,232	—	88,002	—
Total distributions	$1,118,850	$435,726	$486,780	$208,753

Ordinary income distributions may include dividends paid from short-term capital gains.

As of June 30, 2006, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Small Cap
	Select Value Fund	Equity Fund
Cost of investments for tax purposes	$42,630,136	$4,394,011
Gross tax unrealized appreciation	1,855,699	253,435
Gross tax unrealized depreciation	(2,215,319)	(363,452)
Net tax unrealized depreciation	$(359,620)	$(110,017)
Undistributed ordinary income	$747,454	$398,776
Undistributed long-term capital gain	105,705	7,835
Total distributable earnings	$853,159	$406,611
Total accumulated earnings	$493,539	$296,594

High Pointe Funds

NOTICE TO SHAREHOLDERS at December 31, 2006 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 984-1099 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the Period Ended June 30, 2006

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, 2006 is available without charge, upon request, by calling (800) 984-1099. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The High Pointe Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Information included in the Funds’ Form N-Q is also available by calling (800) 984-1099.

High Pointe Funds

BOARD REVIEW OF ADVISORY AGREEMENT

At a meeting held on December 12, 2006, the Board, including the Independent Trustees, considered and approved the continuance of the Advisory Agreement for each of the High Pointe Select Value Fund and the High Pointe Small Cap Equity Fund for an additional one-year term. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Funds. This information, together with the information provided to the Independent Trustees since each Fund’s inception, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the Advisor’s specific responsibilities in all aspects of the day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Advisor involved in the day-to-day activities of the Funds, including administration, marketing and compliance. The Board noted the Advisor’s commitment to responsible growth of the Funds and restraint in marketing until each Fund had an established track record. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan. The Board also considered the relationship between the Advisor and the Board, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior two years the Board had met with the Advisor in person to discuss various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreement and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory and reliable.

2.
The Funds’ historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to its peer group, as classified by Lipper, Inc., and each Fund’s benchmark indices.

High Pointe Funds

BOARD REVIEW OF ADVISORY AGREEMENT, Continued

High Pointe Select Value Fund. The Board noted that the Fund’s year-to-date performance as of October 31, 2006 was below the median of its peer group and also slightly trailed its benchmark index, the Russell 1000 Value Index. The Board also noted that, although the Fund’s year-to date, one-year and since inception performances trailed its benchmark index and its peer group, it was ranked in the first quartile for the Fund’s three-month period ended October 31, 2006. The Board noted that the Advisor’s performance since inception included periods when the Fund had very few assets and was in a start-up phase, and therefore gave greater weight to more recent performance. The Board also noted that during the course of the prior two years they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports. The Board concluded that the Advisor’s performance overall was satisfactory under current market conditions.

High Pointe Small Cap Equity Fund. The Board noted that the Fund’s year-to-date performance as of October 31, 2006 was below the median of its peer group and also slightly trailed its benchmark indices, the Russell 2000 Index and the Russell 2500 Index. The Board also noted that, although the Fund’s year-to date, one-year and since inception performances trailed its benchmark index and its peer group, it was ranked in the second quartile for the Fund’s three-month period ended October 31, 2006. The Board noted that the Advisor’s performance since inception included periods when the Fund had very few assets and was in a start-up phase, and therefore gave greater weight to more recent performance. The Board also noted that during the course of the prior two years they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports. The Board concluded that the Advisor’s performance overall was satisfactory under current market conditions.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund’s fees and expenses to those funds in their respective peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.

High Pointe Select Value Fund. The Board noted that the Advisor had agreed to cap its annual expense ratio at 1.00% which the Advisor consistently and clearly disclosed to shareholders the expense ratio that shareholders should expect to experience and the Advisor had honored its

High Pointe Funds

BOARD REVIEW OF ADVISORY AGREEMENT, Continued

agreement to cap expenses. The Board noted that the Fund’s total expense ratio was below its peer group median, after considering expense waivers. The Board also noted that, in order to keep the Fund operating within the current expense limitation, the Advisor had reimbursed the Fund for a portion of its operating expenses. The Board reviewed the contractual rate of the advisory fee and concluded that the advisory fee was not excessive. The Board considered the fees charged by the Advisor to its other investment management clients, recognizing that, due to different account characteristics, the Advisor’s expense structure for some accounts would be different from that of the Fund. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee was fair and reasonable.

High Pointe Small Cap Equity Fund. The Board noted that the Advisor had agreed to cap its annual expense ratio at 1.15% which the Advisor consistently and clearly disclosed to shareholders the expense ratio that shareholders should expect to experience and the Advisor had honored its agreement to cap expenses. The Board noted that the Fund’s total expense ratio was above its peer group median, after considering expense waivers. The Board also noted that, in order to keep the Fund operating within the current expense limitation, the Advisor had reimbursed the Fund for a portion of its operating expenses. The Board reviewed the contractual rate of the advisory fee and concluded that the advisory fee was not excessive. The Board considered the fees charged by the Advisor to its other investment management clients, recognizing that, due to different account characteristics, the Advisor’s expense structure for some accounts would be different from that of the Fund. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee was fair and reasonable.

4.
Economies of Scale. The Board also considered whether the Funds were experiencing economies of scale and concluded that there were no effective economies of scale at current asset levels. The Board considered that each Fund would realize economies of scale as Fund assets continued to grow even though certain Fund expenses would increase with asset growth and assets had to grow beyond the point where subsidization from the Advisor was no longer necessary and/or had been recaptured. The Board therefore determined to revisit the issue of economies of scale at a future date. The Board also noted that, although the Funds did not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints.

High Pointe Funds

BOARD REVIEW OF ADVISORY AGREEMENT, Continued

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct and indirect benefits to the Advisor from advising the Funds. The Board considered that the Advisor benefits from positive reputational value in advising the Funds. The Board noted that the Advisor had subsidized and was continuing to subsidize a portion of each Fund’s operating expenses and had waived its entire advisory fee for the High Pointe Small Cap Equity Fund. The Board also considered the Advisor’s estimate of the asset level at which the Funds would reach break even levels by covering allocated overhead costs. After its review, the Board determined that there was currently limited profitability to the Advisor from the Advisory Agreement and therefore profitability could not be considered excessive. More importantly, the Board considered the financial soundness of the Advisor from the perspective of evaluating the Advisor’s ability to continue to subsidize the Funds until they reached a point where they could generate positive returns to the Advisor. The Board concluded that the Advisor has adequate resources to adequately support the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Funds, and that each Fund’s shareholders were receiving reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement was in the best interests of the Funds and their shareholders.

(This Page Intentionally Left Blank.)

Advisor
High Pointe Capital Management, LLC
One North LaSalle, Suite 2001
Chicago, Illinois 60602

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 984-1099

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call (800) 984-1099. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 03/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  03/5/07

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  03/7/07

* Print the name and title of each signing officer under his or her signature.